Revenue from contracts with customers	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2024	2023	2022
Type of goods or service
Charging sessions	123,997	103,265	65,347
Service revenue from the sale of charging equipment	13,879	10,303	33,585
Service revenue from installation services	37,359	20,391	28,630
Service revenue from operation and maintenance of charging equipment	8,529	5,399	3,230
Service revenue from consulting services	6,292	6,095	3,108
Total revenue from external customers	190,056	145,453	133,900
Timing of revenue recognition
Services transferred over time	55,041	32,337	34,968
Goods and services transferred at a point in time	135,015	113,116	98,932
Total revenue from external customers	190,056	145,453	133,900
Liabilities related to contracts with customers
The Group has recognized the following liabilities related to contracts with customers:

(in €‘000)	December 31, 2024	December 31, 2023
Assets
Current contract assets	—	—
Loss allowance	—	—
Total contract assets	—	—
Liabilities
Current contract liabilities	22,650	9,823
Non-current contract liabilities	202	180
Total contract liabilities	22,852	10,003
Refer to Note 20 for details on trade receivables and the loss allowance on trade receivables and contract assets.
Significant changes in contract liabilities
The change in contract liabilities is the result of the Group’s development contract activities which started in 2019 with EV Cars and in 2024 with Meridiam Faolan EV Cars and which have increased since then. For these development contracts, the Group provides services exceeding the payments received from customers which result in contract assets. Conversely, the Group receives prepayments for certain development contracts which result in contract liabilities. The Group determines the contract assets or contract liabilities positions for each contract on a net basis. As such, at December 31, 2024, the group netted the contract assets position with the contract liabilities position for each contract, resulting in an overall contract liabilities position.
For the year ended December 31, 2024, contract liabilities increased mainly as a result of prepayments received for development contracts with EV Cars and Meridiam Faolan EV Cars in current and previous years for which the performance obligations have not been satisfied before the current year-end. This increase has been offset by a decrease in contract liabilities of €2,861 thousand for charging services provided to one of the PIPE Investors during the current year. For more information on balances with related parties, reference is made to Note 36.2.
During the year ended December 31, 2023, the Group entered into a strategic partnership with a PIPE Investor for future charging sessions. A portion of the cash received for the PIPE Investment was therefore accounted for as a contract liability in recognition of future services to be transferred to the customer. During the current year, the Group satisfied a portion of the performance obligation related to this contract liability and the amount recognized as charging revenue was €2,861 thousand. As of December 31, 2024, €45 thousand (December 31, 2023: €2,906 thousand) of the contract liability balance relates to this arrangement, of which €45 thousand is recognized as current and € nil is recognized as non-current.
Revenue recognized in relation to contract liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2024	2023	2022
Revenue recognized that was included in the contract liability balance at the beginning of the period	8,467	7,453	21,192
Performance obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	2024	2023
Within one year	30,157	14,062
More than one year	—	4,391
Total	30,157	18,453
As at December 31, 2024, the Group expects that 100% of the transaction price allocated to unsatisfied performance obligations will be recognized as revenue during the next financial reporting year. Of the total unsatisfied performance obligations, 100% relates to service revenue from the sale of charging equipment and service revenue from installation services.